8. STOCK WARRANTS - Stock Warrants (Annual) (Details) - Annual Report	3 Months Ended	12 Months Ended
	Dec. 31, 2014 $ / shares shares	Dec. 31, 2014 $ / shares shares
Shares Under warrants, Outstanding	524,000	524,000
Remaining Life in Years, Outstanding	3 years
Warrant 4 [Member]
Remaining Life in Years, Outstanding		3 years
Remaining Life in Years, Exercisable		3 years
Warrant 1 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ 0.001	$ 0.001
Shares Under warrants, Outstanding	4,050,000	4,050,000
Remaining Life in Years, Outstanding		3 years
Exercise Price per Share, Exercisable | $ / shares	$ 0.001	$ 0.001
Shares Under warrants, Exercisable	4,050,000	4,050,000
Remaining Life in Years, Exercisable		3 years
Warrant 2 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ 0.1	$ 0.1
Shares Under warrants, Outstanding	2,050,000	2,050,000
Remaining Life in Years, Outstanding		10 years
Exercise Price per Share, Exercisable | $ / shares	$ 0.1	$ 0.1
Shares Under warrants, Exercisable	125,000	125,000
Remaining Life in Years, Exercisable		10 years
Warrant 3 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ 0.4	$ 0.4
Shares Under warrants, Outstanding	4,750,000	4,750,000
Remaining Life in Years, Outstanding		3 years
Exercise Price per Share, Exercisable | $ / shares	$ 0.4	$ 0.4
Shares Under warrants, Exercisable	4,750,000	4,750,000
Remaining Life in Years, Exercisable		3 years
Warrant 4 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ 1.0	$ 1.0
Shares Under warrants, Outstanding	524,000	524,000
Exercise Price per Share, Exercisable | $ / shares	$ 1.0	$ 1.0
Shares Under warrants, Exercisable	524,000	524,000